Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,
	2018	2019
	RMB	RMB
Input value added tax ("VAT")	927,645	1,386,004
Prepaid expenses	109,702	80,388
Accrued interest income	185,555	150,157
Deposits	28,098	55,277
Others	256,996	292,680
Total	1,507,996	1,964,506